Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ 27,627	$ 18,110	$ (16,268)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	1,429	1,663	1,603
Amortization and accretion, net	1,620	(348)	111
Deferred income tax expense (benefit)	7,160	139	(3,733)
(Gain) loss on sale of securities available for sale		343	(673)
(Gain) loss on sale of securities held to maturity	(257)	32	(411)
Loss from investment in LLCs	731	257	126
Impairment loss on investment in LLCs		200
Impairment loss on investments			640
Impairment recovery on mortgage servicing rights			(67)
Gain from loans receivable held for sale	(62,142)	(48,791)	(29,279)
Provision for loan losses	(9,600)	10,500	49,394
Provision for loss on real estate owned	996	4,265	11,383
Origination of loans receivable held for sale	(1,820,842)	(1,849,564)	(1,599,313)
Sale of loans receivable held for sale	1,977,739	1,849,956	1,693,002
Stock based compensation - stock options	(44)	5	49
Changes in:
Net fair value of loan-related commitments	3,079	(2,420)	(381)
Accrued interest receivable	304	468	650
Accrued expenses, other liabilities, income taxes receivable, and income taxes payable	(3,223)	9,492	390
Net cash provided by (used in) operating activities	124,577	(5,693)	107,223
Principal repayments of mortgage-backed securities:
Held to maturity	5,943	12,297	15,852
Available for sale	107	153	186
Principal repayments of mortgage loans receivable held for investment	218,700	245,162	171,928
Principal repayments of other loans receivable	3,210	3,792	5,575
Principal repayments of investment securities:
Held to maturity			166
Available for sale	42,468	25,114	8,199
Loan origination-mortgage loans receivable held for investment	(177,037)	(85,750)	(110,834)
Loan origination-other loans receivable	(2,089)	(3,516)	(3,030)
Purchase of mortgage loans receivable held for investment	(1,203)	(964)	(1,219)
Proceeds from sale (purchase) of Federal Home Loan Bank stock	(606)	6,478	2,322
Purchase of mortgage-backed securities held to maturity	(33,762)		(8,768)
Purchase of securities available for sale	(88,431)	(183,137)	(81,282)
Proceeds from sale of mortgage-backed securities available for sale
Proceeds from sale of mortgage-backed securities held to maturity	10,800	859
Proceeds from sale of securities available for sale		19,678	26,916
Proceeds from sale of securities held to maturity			1,491
Proceeds from sale of real estate owned	13,452	10,406	23,063
Purchases of premises, equipment and software, net	(2,867)	(2,877)	(2,461)
Investment in LLC	(7)	(5)	(1)
Other	385	309	(450)
Net cash provided by (used in) investing activities	(10,937)	47,999	47,653
Cash flows from financing activities:
Net (decrease) increase in customer and brokered deposit accounts	(144,129)	82,701	(123,812)
Proceeds from advances from Federal Home Loan Bank	80,000	27,000	128,000
Repayment of advances from Federal Home Loan Bank	(52,000)	(147,000)	(167,000)
Change in escrows	(302)	(1,321)	(1,067)
Proceeds from other borrowings	422
Net cash used in financing activities	(116,009)	(38,620)	(163,879)
Net increase (decrease) in cash and cash equivalents	(2,369)	3,686	(9,003)
Cash and cash equivalents at beginning of period	8,716	5,030	14,033
Cash and cash equivalents at end of period	6,347	8,716	5,030
Supplemental disclosure of cash flow information:
Cash paid for income taxes (net of refunds)	13,554	4,586	(2,823)
Cash paid for interest	7,469	12,010	20,653
Supplemental schedule of non-cash investing and financing activities:
Conversion of loans receivable to real estate owned	10,113	18,665	34,085
Conversion of real estate owned to loans receivable	1,132	3,907	5,804
Transfer of securities from held to maturity to available for sale